RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
RESTRICTED CASH
RESTRICTED CASH

NOTE 7 – RESTRICTED CASH

	12/31/2024	12/31/2023
Current
Itaipu agreement	286,601	197,628
RGR resources	40,960	38,177
Guarantee account - compulsory loan	70,112	199,820
PROCEL	3,746	3,491
Commercialization - PROINFA	—	8,572
Loan and financing reserve - CHESF	31,968	—
Others	75,347	—
	508,734	447,688

Non-Current
Fundo de Energia do Sudeste e Centro-Oeste - FESC	1,430,650	1,245,994
Fundo de Energia do Nordeste - FEN	829,410	691,849
Loan and financing reserve - MESA	563,708	—
Loan and financing reserve - CGT Eletrosul	121,233	—
Loan and financing reserve - CHESF	95,722	—
Others	130,026	47,813
	3,170,749	1,985,656

	3,679,483	2,433,344

7.1Itaipu Agreement

In December 2020, a technical and financial cooperation agreement was signed between Furnas, incorporated by Eletrobras, and Itaipu Binacional, the objective of which is cooperation for the joint development of the project called “Revitalization of the Furnas HVDC system associated with the Itaipu HPP”, which consists of the modernization of equipment at the converter station in Foz do Iguaçu. The modernization of the transmission system associated with the Itaipu HPP is included in the ten-year energy expansion plan – PDE 2030, approved by MME normative ordinance no. 2, of February 25, 2021.

7.2Guarantee account – compulsory loan

Represent resources to be used for the payment of judicial agreements signed, related to the compulsory loan of energy.

7.3Fundo de Energia do Sudeste e Centro-Oeste – FESC

The Sector Fund, set up by MP no. 677/2015, converted into Law no. 13,182/2015, of November 3, 2015, with the objective of providing resources to supply electricity-intensive companies of the Midwest and of the Southeast of Brazil. FESC enabled Eletrobras to negotiate electrical power at competitive prices with the iron alloy, silica metallic and magnesium industries, with the expansion of investments in electrical power, especially Southeast and Midwest Regions. Eletrobras will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

7.4 Fundo de Energia do Nordeste – FEN

According to Law No. 13,182/2015, the sector fund is intended to provide resources for of electricity projects in the northeast region of Brazil. The resources are calculated by the difference between the price paid by large consumers and the cost of generating energy. The Company may participate with up to 49% of the equity of special purpose companies (SPE) that implement these projects.

7.5Loan and financing reserves

They refer to amounts stipulated in financing contracts intended to guarantee the right to receive installments due, in cases of default, until the end of the amortization of the contracts.